CASH RESOURCE TRUST
SEMI-ANNUAL REPORT
JANUARY 31, 1999
--------------------------------------------------------------------------------

MESSAGE FROM THE CHAIRMAN AND PRESIDENT


It is our privilege to send you the Cash Resource Trust Semi-Annual Report for the period ended January 31, 1999.* The Cash Resource Trust ("CRT") is part of a diversified family of funds offered by Mentor Investment Group, LLC,** an investment advisory firm with more than $15.5 billion under management. Mentor provides investment management in six different styles to a broad spectrum of investors.


As you know, the CRT money market funds ("the Funds") are invested to seek as high a rate of current income -- or, in the case of the CRT tax-exempt money market funds, as high a rate of current income exempt from federal income tax and/or state income tax -- as the investment advisor believes to be consistent with preservation of capital and maintenance of liquidity.


The Funds are managed according to a conservative policy that places strong emphasis on credit research. We carefully review each investment and do not sacrifice quality to attain a higher yield. While the managers seek to invest the Funds in accordance with this process, there is no guarantee that it will result in investment success. An investment in the Funds is neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the Funds will maintain a stable net asset value of $1.00 per share.

In the pages that follow you will find financial statements for the five CRT Funds, in addition to commentary from members of the management team regarding their investment strategy and outlook.

Thank you for your continuing investment in the Funds.


Sincerely,

/s/ Daniel J. Ludeman               /s/ Paul F. Costello

    Daniel J. Ludeman                   Paul F. Costello
    Chairman                            President


*FOR MORE INFORMATION AND PROSPECTUSES FOR THE CASH RESOURCE TRUST, PLEASE CALL US, (800)382-0016, OR CONTACT YOUR CONSULTANT. A PROSPECTUS CONTAINS COMPLETE INFORMATION ABOUT FEES, SALES CHARGES, AND EXPENSES. PLEASE READ IT CAREFULLY BEFORE INVESTING OR SENDING MONEY.


**MENTOR INVESTMENT ADVISORS, LLC IS A WHOLLY OWNED SUBSIDIARY OF MENTOR INVESTMENT GROUP, LLC.

CASH RESOURCE TRUST SEMI-ANNUAL REPORT
MANAGERS' OVERVIEW
JANUARY 31, 1999
--------------------------------------------------------------------------------

MARKET REVIEW


Given the nature and extent of the negative influences coming to bear, the performance of the U.S. economy and financial markets over the past six months can only be considered remarkable. We have witnessed the collapse or near-collapse of several major world economies, including Japan and Russia. Indeed, Russia defaulted on its debt and only a rescue by the International Monetary Fund prevented defaults by other sovereign debt issuers. The world's financial system clearly was placed under severe strain. We have also witnessed an ongoing military confrontation between the U.S. and Iraq, and have suffered through a major governmental scandal in this country culminating in the impeachment of our President.


Despite these hostile factors, and despite an expansion which was already setting longevity records, our economy remained on a remarkably even keel throughout the period. Activity continued to forge ahead at a pace adequate to keep employment and capacity utilization at very high levels, yet not so rapid as to give rise to inflation. Early in 1998, the Federal Reserve stood poised to raise rates as a preventive measure against an outbreak of inflation, but as the year progressed and the threat from weak overseas economies grew, the Fed's position shifted to one of ease. During the fall months the Fed lowered rates three times by 0.25%, or a total of 0.75%. As of this writing, the medicine seems to be having the desired effect, for current indicators show continued strength with little or no evidence of the "Asian flu."


Like the other U.S. financial markets, the money markets turned in a strong performance for the six months, led by U.S. Treasuries. Early on, this strength was primarily a function of a flight to quality as investors sought the safety of short maturities, especially short U.S. Governments. During this time, spreads between Treasuries and other instruments widened significantly. Adding to the strength was a growing feeling that the Fed would eventually have to ease rates in response to the international crisis. Later, when the Fed did indeed assume a policy of ease, rates on all money market instruments dropped accordingly. Perhaps

CASH RESOURCE TRUST SEMI-ANNUAL REPORT
MANAGERS' OVERVIEW (CONTINUED)
JANUARY 31, 1999
--------------------------------------------------------------------------------

reflecting a slowdown in the flight to quality, Treasuries did not drop as much, so that their spread over other instruments narrowed somewhat. We ended the period about 0.75% lower than where we began, with about half that occurring in the past three months.


MANAGEMENT STRATEGY


It is our normal policy to manage the money market funds to an average maturity range between 30 and 60 days. Early in the period, we recognized that it was unlikely that the Fed would raise rates given what was then occurring around the world. Indeed, we could see a scenario developing in which the Fed would have to reduce rates to preserve an acceptable rate of growth in this country. Accordingly, we adopted a strategy of managing the funds to an average maturity of 55-60 days, the outer end of our normal range. Commensurate with this was a decision to tighten our already high quality standards even further, particularly regarding overseas exposure and specifically exposure to troubled areas of the world.

PERFORMANCE DISCUSSION AND EXPLANATION


Our money market funds generally performed in the second quartile or high third quartile among their peer groups as measured in the IBC Donoghue Universe. Our better relative performers tended to be the government funds, where quality is more or less a neutral factor among all funds in the universe, and hence our high quality standards did not penalize us. The poorer performers were the tax-exempt funds, where the reverse was true. Here, our insistence on high quality eliminated many issues backed by letters of credit from foreign banks that were unacceptable to us.


Performance was especially good early in the period, due to our prompt decision to extend maturities. Around the mid-point, this advantage tended to level out as other funds also extended maturities. Later, performance once again picked up as many foreign banks, especially Japanese banks, were downgraded below Tier I standards, forcing other funds to eliminate them from usage and thus placing us on a level playing field.

CASH RESOURCE TRUST SEMI-ANNUAL REPORT
MANAGERS' OVERVIEW (CONTINUED)
JANUARY 31, 1999
--------------------------------------------------------------------------------

Our performance objective is and always has been to provide a competitive return while maintaining well above-average quality and safety standards. While we feel we accomplished this goal in 1998, we hope to achieve above average returns on all our funds during 1999.


MARKET OUTLOOK


We enter the new year at a crossroads. After cutting rates three times during 1998's fourth quarter, the Fed is likely to adopt a wait and see attitude for at least a while before taking additional steps. Based on recent indications, the economy appears to be shaking off what at first appeared to be some minor effects of the world slowdown, and as of now seems to be moving ahead at a reasonable pace. Also, world economies and markets in general seem to be entering 1999 on a more stable note. If these factors continue, then the Fed may well move to a position of neutrality that could continue until inflationary pressures appear.

In other words, from an outlook for "stable to down" rates, we seem to have moved a step closer to an outlook for "stable to up" rates. Accordingly, we have shortened our target average maturity range from 55-60 days to 50-55 days, and may shorten further if these trends continue.


The Cash Management Team
March 1999

              THE MENTOR
          MISSION STATEMENT
Our mission is to provide professional
investment management services through
a firm that is second to none in the quality of its investment process, the skill and training of its professionals, and the commitment, shared by all its associates, to deliver the highest level of service and ethical behavior to clients.

CASH RESOURCE TRUST
MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
JANUARY 31, 1999 (UNAUDITED)
(IN THOUSANDS)


                                                                        Principal      Value
                                                Percent of Net Assets     Amount      (Note 2)
                                               ----------------------- ----------- -------------
BANK NOTES                                       9.82%
 Banc One Wisconsin, North America, 5.55%,
   2/26/99 (e)                                                          $ 29,000    $   28,997
 Banc One Wisconsin, North America, 5.74%,
   5/11/99 (e)                                                            50,000        49,989
 Bank of New York, 5.66%, 6/17/99 (e)                                     30,000        29,992
 FCC National Bank, 5.74%, 5/07/99 (e)                                    50,000        49,993
 First Tennessee Bank, North America, 5.65%,
   7/09/99 (e)                                                            50,000        49,990
 Harris Trust, 5.00%, 1/27/00                                            100,000       100,000
 Mellon Bank, 4.95%, 7/12/99                                              50,000        50,000
 NationsBank, 4.94%, 7/06/99                                             100,000       100,000
----------------------------------------------------------------------------------------------
TOTAL BANK NOTES                                                                       458,961
----------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT                         17.42%
 Bank of Montreal, 4.92%, 4/12/99                                         10,000        10,000
 Bank of Montreal, 4.85%, 4/29/99                                        150,000       150,000
 Bankers Trust Company, 5.69%, 7/27/99 (e)                                50,000        49,986
 Canandian Imperial Bank, 4.89%, 3/12/99                                  60,000        60,000
 Canandian Imperial Bank, 5.70%, 4/13/99 (e)                              50,000        49,995
 Credit Suisse, 5.78%, 4/26/99 (e)                                        50,000        50,000
 Deutsche Bank Finance, 4.92%, 4/12/99                                    60,000        60,000
 Deutsche Bank Finance, 5.73%, 4/15/99 (e)                                50,000        49,995
 Deutsche Bank Finance, 5.73%, 4/16/99 (e)                                40,000        39,996
 First Tennessee Bank, North America, 4.90%,
   3/12/99                                                                50,000        50,000
 Mellon Bank, 5.25%, 2/03/99                                             100,000       100,000
 Rabobank Nederland, 5.71%, 4/16/99 (e)                                   49,000        48,998
 Rabobank Nederland, 5.70%, 4/20/99                                       70,000        70,019
 Societe Generale Inc., 5.75%, 4/15/99 (e)                                25,000        24,998
----------------------------------------------------------------------------------------------
TOTAL CERTIFICATES OF DEPOSIT                                                          813,987
----------------------------------------------------------------------------------------------

CASH RESOURCE TRUST
MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 1999 (UNAUDITED)
(IN THOUSANDS)


                                                                            Principal     Value
                                                    Percent of Net Assets    Amount      (Note 2)
---------------------------------------------------------------------------------------------------
COMMERCIAL PAPER                                    42.58%
AGRICULTURE PRODUCTION                               2.14%
 Glencore Finance Limited, 5.40%, 2/12/99 (e)                               $ 50,000   $   49,918
 Glencore Finance Limited, 5.43%, 2/12/99 (e)                                 50,000       49,917
-------------------------------------------------------------------------------------------------
Total Agriculture Production                                                               99,835
-------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES                             22.30%
 Centric Capital Corporation, 5.45%, 2/01/99 (a)                              50,000       50,000
 Corporate Receivables Corporation, 5.27%,
   2/05/99 (e)                                                                80,000       79,952
 Delaware Funding Corporation, 4.88%,
   2/16/99 (a)(e)                                                            100,000       99,797
 General Electric Company, 4.82%, 2/26/99 (e)                                 50,000       49,833
 International Securitization Corporation,
   4.92%, 2/04/99 (e)                                                         50,000       49,980
 International Securitization Corporation,
   4.89%, 2/16/99 (e)                                                        100,000       99,796
 Monte Rosa Capital Corporation, 4.85%,
   3/01/99 (a)(e)                                                             25,000       24,906
 Monte Rosa Capital Corporation, 4.87%,
   3/11/99 (a)(e)                                                             70,000       69,640
 Monte Rosa Capital Corporation, 4.89%,
   3/12/99 (a)(e)                                                             55,000       54,709
 Special Purpose Accounts Receivable
   Cooperative Corporation, 5.50%, 2/12/99 (e)                                50,000       49,916
 Special Purpose Accounts Receivable
   Cooperative Corporation, 4.87%, 3/08/99 (e)                               108,000      107,489
 Trident Capital Finance, 4.85%, 3/05/99 (e)                                 100,000       99,569
 Trident Capital Finance, 4.90%, 3/12/99 (e)                                  57,100       56,797
 Windmill Funding Corporation, 4.90%,
   2/12/99 (a)(e)                                                             50,000       49,925

CASH RESOURCE TRUST
MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 1999 (UNAUDITED)
(IN THOUSANDS)


                                                                            Principal     Value
                                                    Percent of Net Assets    Amount      (Note 2)
-------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
ASSET-BACKED SECURITIES (CONTINUED)
 Windmill Funding Corporation, 4.88%,
   2/16/99 (a)(e)                                                           $ 50,000   $   49,898
 Windmill Funding Corporation, 4.85%,
   3/03/99 (a)(e)                                                             50,000       49,798
-------------------------------------------------------------------------------------------------
Total Asset-Backed Securities                                                           1,042,005
-------------------------------------------------------------------------------------------------
COMMERCIAL BANKS                                   4.09%
 Bayerishe Vereinsbank, 4.85%, 4/07/99 (e)                                    43,000       42,623
 J.P. Morgan & Company, Inc., 4.85%, 4/08/99 (e)                              50,000       49,555
 J.P. Morgan & Company, Inc., 4.87%, 4/12/99 (e)                             100,000       99,053
-------------------------------------------------------------------------------------------------
Total Commercial Banks                                                                    191,231
-------------------------------------------------------------------------------------------------
ELECTRIC SERVICES                                  0.19%
 Rincon Securities, Inc., 4.82%, 4/27/99 (e)                                   9,000        8,898
-------------------------------------------------------------------------------------------------
MOTOR VEHICLES AND CAR BODIES                      6.39%
 Ford Motor Credit Company, 5.11%, 3/01/99 (e)                                50,000       49,801
 Ford Motor Credit Company, 4.80%, 4/09/99 (e)                               100,000       99,107
 General Motors Acceptance Corporation,
   5.24%, 2/08/99 (e)                                                         50,000       49,949
 General Motors Acceptance Corporation,
   5.10%, 3/01/99 (e)                                                        100,000       99,603
-------------------------------------------------------------------------------------------------
Total Motor Vehicles and Car Bodies                                                       298,460
-------------------------------------------------------------------------------------------------
RENTAL AND LEASING                                 2.14%
 General Electric Capital Corporation,
   5.20%, 2/04/99 (e)                                                        100,000       99,957
-------------------------------------------------------------------------------------------------
SECURITY BROKERS & DEALERS                         5.33%
 Goldman Sachs Group, 5.10%, 3/09/99 (b)(e)                                   50,000       49,745

CASH RESOURCE TRUST
MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 1999 (UNAUDITED)
(IN THOUSANDS)


                                                                             Principal     Value
                                                     Percent of Net Assets    Amount     (Note 2)
-------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
SECURITY BROKERS & DEALERS (CONTINUED)
 Merrill Lynch, 5.03%, 2/12/99 (e)                                           $100,000   $   99,846
 Morgan Stanley Dean Witter, 4.98%, 2/25/99 (e)                                50,000       49,834
 Salomon Smith Barney, 5.30%, 2/12/99 (e)                                      50,000       49,919
-------------------------------------------------------------------------------------------------
Total Security Brokers & Dealers                                                           249,344
-------------------------------------------------------------------------------------------------
TOTAL COMMERICAL PAPER                                                                   1,989,730
-------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES                              7.57%
 Federal Home Loan Mortgage Corporation,
   5.05%, 2/10/99 (e)                                                         100,000       99,874
 Federal Home Loan Mortgage Corporation,
   4.99%, 3/05/99 (e)                                                         100,000       99,564
 Federal Home Loan Mortgage Corporation,
   4.96%, 3/26/99 (e)                                                         100,000       99,270
 Federal National Mortgage Association,
   5.07%, 2/19/99 (e)                                                          50,000       49,873
 Student Loan Market Association,
   4.61%, 2/22/99 (b)                                                           5,000        5,000
-------------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCIES                                                             353,581
-------------------------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES                           10.21%
 Abbey National, North America, 4.84%,
   6/15/99 (b)(e)                                                              29,000       28,988
 Abbey National, North America, 5.25%,
   8/17/99 (b)(e)                                                              76,000       75,966
 Barton Health Care LLC, 5.00%, 2/15/25 (b)                                     4,320        4,320
 Carolina Medi-Plan, Inc., 4.92%, 6/01/22 (b)                                  50,000       50,000
 Evans Street Properties, 4.92%, 1/01/08 (b)                                    3,500        3,500
 Goldman Sachs Group, 5.03%, 2/14/00 (b)                                      100,000      100,000
 Harrison Foundation Series A, 5.00%, 1/01/29 (b)                              27,000       27,000
 Hilander Finance LLC, 5.00%, 12/01/25 (b)                                        750          750

CASH RESOURCE TRUST
MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 1999 (UNAUDITED)
(IN THOUSANDS)


                                                                               Principal     Value
                                                       Percent of Net Assets    Amount     (Note 2)
---------------------------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES (CONTINUED)
 Massachusetts Nursing Home Tax Adjustable
   Health Care, 5.00%, 11/15/13 (b)                                            $  6,155   $    6,155
 Morganite Industries Inc., 4.94%, 7/01/18 (b)                                   20,000       20,000
 Mississippi Business Financial Corporation
   (Taxable Variable Rate Demand), 5.05%,
   1/01/23 (b)                                                                    5,000        5,000
 National Rural Utilities, 5.17%, 9/21/99 (b)                                    45,000       45,000
 National Rural Utilities, 4.98%, 11/23/99 (b)                                   25,000       25,000
 Virginia State Housing Development Authority,
   4.90%, 1/01/47 (b)                                                            75,390       75,390
 Walker & Associates, 4.92%, 7/01/11 (b)                                         10,000       10,000
----------------------------------------------------------------------------------------------------
TOTAL VARIABLE RATE DEMAND NOTES                                                             477,069
----------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS                                  11.95%
 Goldman, Sachs & Company
   Dated 1/29/99, 4.78%, due 2/01/99, collateralized
   by Federal National Mortgage Association with
   total original face value of $678,368,
   5.50% - 8.00%, 8/01/02 - 1/01/29; market value
   $569,552                                                                     558,385      558,385
----------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (COST $4,651,713) (c)                99.55%                              4,651,713
----------------------------------------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES                           0.45%                                 21,080
----------------------------------------------------------------------------------------------------
NET ASSETS                                            100.00%                             $4,672,793
----------------------------------------------------------------------------------------------------


SEE NOTES TO PORTFOLIOS OF INVESTMENTS.

CASH RESOURCE TRUST
U.S. GOVERNMENT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
JANUARY 31, 1999 (UNAUDITED)
(IN THOUSANDS)


                                                                                 Principal       Value
                                                        Percent of Net Assets     Amount       (Note 2)
--------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES                                89.21%
 Federal Home Loan Bank
   4.75% - 5.65%, 2/02/99 - 7/15/99 (e)                                         $  248,925   $   248,770
   4.73% - 4.80%, 3/25/99 - 11/16/99 (b)(e)                                        281,000       280,916
 Federal Home Loan Mortgage Corporation
   4.67% - 5.60%, 2/10/99 - 4/26/99 (e)                                          1,545,000     1,537,352
   5.18%, 8/17/99 (b)(e)                                                           100,000        99,963
 Federal National Mortgage Association
   5.33% - 5.63%, 2/12/99 - 5/06/99 (e)                                            888,839       885,580
   4.74% - 4.81%, 3/16/99 - 5/28/99 (b)(e)                                         196,500       196,470
 Student Loan Marketing Association
   4.62%, 2/08/99 (b)                                                               20,000        20,000
--------------------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCIES                                                                 3,269,051
--------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS                                   10.60%
 Goldman, Sachs & Company
   Dated 1/29/99, 4.78%, due 2/01/99 collateralized
   by Federal National Mortgage Association with
   total original face value of $29,268, 5.50%,
   2/01/14; market value $29,009                                                    28,440        28,440
 J.P. Morgan & Company, Inc.
   Dated 1/29/99, 4.80%, due 2/01/99, collateralized
   by various U.S. Government Agency Securities
   with total original face value of $369,841, 6.00%,
   1/01/29; market value $367,200                                                  360,000       360,000
--------------------------------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS                                                                      388,440
--------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (COST $3,657,491) (c)                 99.81%                                 3,657,491
--------------------------------------------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES                            0.19%                                     6,790
--------------------------------------------------------------------------------------------------------
NET ASSETS                                             100.00%                               $ 3,664,281
--------------------------------------------------------------------------------------------------------

SEE NOTES TO PORTFOLIOS OF INVESTMENTS.

CASH RESOURCE TRUST
TAX-EXEMPT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
JANUARY 31, 1999 (UNAUDITED)
(IN THOUSANDS)


                                                                                  Principal       Value
                                                        Percent of Net Assets       Amount       (Note 2)
 --------------------------------------------------------------------------------------------------------
VARIABLE RATE TAX-EXEMPT
 DEMAND SECURITIES (b)                                  47.17%
ALABAMA                                                  0.59%
 Montgomery Baptist Medical Center (VHA
   Alabama, Inc.) Series B, 2.85%, 12/01/30                                        $ 5,400     $  5,400
--------------------------------------------------------------------------------------------------------
GEORGIA                                                  1.42%
 Burke County PCRB Development Authority
   (Oglethorpe Power Corporation), 2.65%, 1/01/16                                    3,060        3,060
 Burke County PCRB (Oglethorpe Power
   Corporation) Series A, 2.65%, 1/01/19                                             5,000        5,000
 Summerville Development Authority (Image
   Industries), 2.80%, 9/01/17                                                       5,000        5,000
--------------------------------------------------------------------------------------------------------
                                                                                                 13,060
--------------------------------------------------------------------------------------------------------
IDAHO                                                    0.69%
 Nez Perce County PCRB (Potlatch) Series 1984,
   2.70%, 12/01/14                                                                   6,300        6,300
--------------------------------------------------------------------------------------------------------
ILLINOIS                                                 6.12%
 Chicago (O'Hare International Airport) Series
   1988 B, 2.90%, 1/01/18                                                            7,400        7,400
 Chicago (O'Hare International Airport) Series
   1994 B, 2.80%, 1/01/18                                                            1,946        1,946
 Illinois State Toll Highway Authority Revenue
   Series 1993 B, 2.65%, 1/01/10                                                    10,240       10,240
 Illinois State Toll Highway Authority Revenue
   Series 1998 B, 2.65%, 1/01/17                                                    10,000       10,000
 Illinois DFA IDRB (Grayhill, Inc. Project), 2.80%,
   2/01/05                                                                           2,450        2,450
 Illinois DFA Finance Authority (Flinn Scientific
   Project) 2.80%, 10/01/15                                                          4,030        4,030

CASH RESOURCE TRUST
TAX-EXEMPT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS  (CONTINUED)
JANUARY 31, 1999 (UNAUDITED)
(IN THOUSANDS)


                                                                                  Principal      Value
                                                        Percent of Net Assets      Amount       (Note 2)
--------------------------------------------------------------------------------------------------------
VARIABLE RATE TAX-EXEMPT
 DEMAND SECURITIES (b) (CONTINUED)
ILLINOIS (CONTINUED)
 Illinois Student Assistance Loan Revenue Series A,
   2.80%, 3/01/06                                                                $ 14,700     $ 14,700
 Village of Gurnee Series 1998, 2.80%, 3/01/18                                      5,600        5,600
--------------------------------------------------------------------------------------------------------
                                                                                                56,366
--------------------------------------------------------------------------------------------------------
INDIANA                                                2.00%
 Fort Wayne Hospital Authority (Parkview Memorial
   Hospital) Series B, 2.70%, 1/01/16                                               8,750        8,750
 Indiana Health Facility Finance Authority
   (Deaconess Hospital), 2.70%, 1/01/22                                             9,700        9,700
--------------------------------------------------------------------------------------------------------
                                                                                                18,450
--------------------------------------------------------------------------------------------------------
IOWA                                                   0.54%
 Iowa Student Loan Revenue Series B, 2.75%,
   12/01/13                                                                         5,000        5,000
--------------------------------------------------------------------------------------------------------
KENTUCKY                                               0.79%
 Kentucky EDA (Baptist Health Systems) Series 1997,
   2.85%, 8/15/31                                                                   4,800        4,800
 Kentucky Higher Education Student Loan Series
   1996 A, 2.75%, 6/01/26                                                           2,500        2,500
--------------------------------------------------------------------------------------------------------
                                                                                                 7,300
--------------------------------------------------------------------------------------------------------
LOUISIANA                                              3.39%
 Desoto Parish PCRB (Central Louisiana Electric)
   Series B, 2.65%, 7/01/18                                                         6,700        6,700
 Louisiana PFA Hospital Revenue (Willis-Knighton
   Medical Project), 2.85%, 9/01/23                                                13,000       13,000

CASH RESOURCE TRUST
TAX-EXEMPT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS  (CONTINUED)
JANUARY 31, 1999 (UNAUDITED)
(IN THOUSANDS)


                                                                                     Principal      Value
                                                           Percent of Net Assets      Amount       (Note 2)
-----------------------------------------------------------------------------------------------------------
VARIABLE RATE TAX-EXEMPT
 DEMAND SECURITIES (b) (CONTINUED)
LOUISIANA (CONTINUED)
 St. James Parish PCRB (Occidental Petroleum),
   2.65%, 10/01/18                                                                  $ 11,500     $ 11,500
-----------------------------------------------------------------------------------------------------------
                                                                                                   31,200
-----------------------------------------------------------------------------------------------------------
MARYLAND                                                  3.54%
 Community Development & Administration (Avalon
   Lea Apartments Project), 2.65%, 6/15/26                                             4,335        4,335
 Community Development & Administration (Avalon
   Ridge) Series 1997, 2.65%, 6/15/26                                                 10,615       10,615
 Maryland State Health & Higher Education, Pooled
   Loan Program Series B, 2.80%, 4/01/35                                               8,000        8,000
 Maryland State Health & Higher Education
   (Catholic Health Initiatives) Series 1997 B, 2.70%,
   12/01/15                                                                            9,600        9,600
-----------------------------------------------------------------------------------------------------------
                                                                                                   32,550
-----------------------------------------------------------------------------------------------------------
MICHIGAN                                                  2.77%
 City of Detroit Sewage Disposal Revenue Refunding
   Series 1998 A, 2.75%, 7/01/23                                                      12,000       12,000
 Michigan State Strategic Fund (Van Andel Research
   Institute), 2.75%, 11/01/27                                                        13,500       13,500
-----------------------------------------------------------------------------------------------------------
                                                                                                   25,500
-----------------------------------------------------------------------------------------------------------
NEW HAMPSHIRE                                             1.38%
 New Hampshire Health and Higher Education
   (VHA New England) Series B, D, & G, 2.85%,
   12/01/25                                                                           12,725       12,725
-----------------------------------------------------------------------------------------------------------

CASH RESOURCE TRUST
TAX-EXEMPT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS  (CONTINUED)
JANUARY 31, 1999 (UNAUDITED)
(IN THOUSANDS)


                                                                                 Principal      Value
                                                       Percent of Net Assets      Amount      (Note 2)
--------------------------------------------------------------------------------------------------------
VARIABLE RATE TAX-EXEMPT
 DEMAND SECURITIES (b) (CONTINUED)
NEW MEXICO                                            1.49%
 Albuquerque Gross Receipts Lodgers Tax Series A,
   2.70%, 7/01/22                                                               $  2,050     $ 2,050
 City of Albuquerque Series 1995, 2.65%, 7/01/14                                  11,700      11,700
--------------------------------------------------------------------------------------------------------
                                                                                              13,750
--------------------------------------------------------------------------------------------------------
NORTH CAROLINA                                        4.97%
 Durham Water & Sewer Utility System Revenue,
   2.80%, 12/01/15                                                                 4,800       4,800
 North Carolina Education Facilities (Duke
   University Program) Series A, 2.65%, 12/01/17                                   3,000       3,000
 North Carolina Education Facilities (Bowman Grey
   School Medical), 2.75%, 9/01/20                                                 4,200       4,200
 North Carolina Medical Care Community Hospital
   (Baptist Hospitals) Series B, 2.65%, 6/01/22                                   32,200      32,200
 North Carolina Medical Care Community Hospital
   (Duke University Hospital) Series A, 2.65%,
   6/01/23                                                                         1,500       1,500
--------------------------------------------------------------------------------------------------------
                                                                                              45,700
--------------------------------------------------------------------------------------------------------
OHIO                                                  1.91%
 Cuyahoga County Hospital (University of Cleveland
   Hospital) Series A, 2.70%, 1/01/24                                             11,600      11,600
 Ohio State Air Quality Development Authority
   (IMG Funding Limited Partnership) Series A,
   2.85%, 4/01/28                                                                  6,000       6,000
--------------------------------------------------------------------------------------------------------
                                                                                              17,600
--------------------------------------------------------------------------------------------------------

CASH RESOURCE TRUST
TAX-EXEMPT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS  (CONTINUED)
JANUARY 31, 1999 (UNAUDITED)
(IN THOUSANDS)


                                                                                 Principal      Value
                                                       Percent of Net Assets      Amount       (Note 2)
--------------------------------------------------------------------------------------------------------
VARIABLE RATE TAX-EXEMPT
 DEMAND SECURITIES (b) (CONTINUED)
SOUTH CAROLINA                                        3.41%
 Piedmont Municipal Power Agency Electric Revenue
   Series C, 2.65%, 1/01/22                                                     $  4,000     $  4,000
 Piedmont Municipal Power Agency Electric Revenue
   Series B, 2.65%, 1/01/19                                                       10,400       10,400
 South Carolina Jobs EDA (Presbyterian Home of
   South Carolina Foothills) Series 1996, 2.75%,
   12/01/21                                                                        9,250        9,250
 South Carolina Jobs EDA Hospital Revenue
   (Tuomay Regional Medical Center) Series B,
   2.65%, 11/01/25                                                                 7,700        7,700
--------------------------------------------------------------------------------------------------------
                                                                                               31,350
--------------------------------------------------------------------------------------------------------
TENNESSEE                                             0.72%
 Metropolitan Government of Nashville and
   Davidson County Health and Education Facility
   (D. Lipscomb University), 2.85%, 5/01/20                                        4,615        4,615
 State of Tennessee BANS Series C, 2.65%, 7/02/01                                  2,000        2,000
--------------------------------------------------------------------------------------------------------
                                                                                                6,615
--------------------------------------------------------------------------------------------------------
TEXAS                                                 5.36%
 Brazos River Harbor Navigational District
   (Hoffman-La Roche, Inc., Project), 2.83%,
   4/01/02 (f)                                                                     2,750        2,750
 Calhoun County IDRB (Formosa Plastics
   Corporation Project), 2.80%, 11/01/15                                          28,500       28,500
 Coastal Bend Health Facilities (Incarnate Health
   Systems), 2.85%, 8/15/28                                                        1,000        1,000
 Harris County Toll Road Series 1994 E, 2.65%,
    8/01/15                                                                       12,100       12,100

CASH RESOURCE TRUST
TAX-EXEMPT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS  (CONTINUED)
JANUARY 31, 1999 (UNAUDITED)
(IN THOUSANDS)


                                                                                   Principal      Value
                                                         Percent of Net Assets      Amount       (Note 2)
--------------------------------------------------------------------------------------------------------
VARIABLE RATE TAX-EXEMPT
 DEMAND SECURITIES (b) (CONTINUED)
TEXAS (CONTINUED)
 Red River Authority PCRB (Southwestern Public
   Service), 2.75%, 7/01/16                                                       $  5,000     $  5,000
--------------------------------------------------------------------------------------------------------
                                                                                                 49,350
--------------------------------------------------------------------------------------------------------
VIRGINIA                                                3.97%
 Arlington County Revenue (Ballston Public Parking),
   2.80%, 8/01/17                                                                    3,300        3,300
 Botetourt County IDRB (Emkay Holdings LLC
   Project), 2.85%, 10/01/05                                                         2,290        2,290
 Capital Regional Airport Commission (Richmond
   International Airport Project) Series 1995 C,
   2.80%, 7/01/23                                                                    4,000        4,000
 Fairfax County EDA (Kinder Care Learning Centers)
   Series E, 2.90%, 10/01/99                                                         4,875        4,875
 Hampton Roads Regional Jail Authority (Regional
   Jail Facility) Series 1996 B, 2.80%, 7/01/16                                      5,300        5,300
 Louisa County IDA Pooled Financing Virginia
   Municipal Bond Fund, 2.70%, 1/01/20                                               1,100        1,100
 Lynchburg IDA (VHA Mid-Atlantic) Series 1985 D,
   F, G, 2.85%, 12/01/25                                                             5,300        5,300
 Newport News MFHB (Newport-Oxford Project),
   3.00%, 11/01/06                                                                   9,700        9,700
 Tazewell County IDRB (Coal Fillers, Inc.), 3.00%,
   1/01/03                                                                             700          700
--------------------------------------------------------------------------------------------------------
                                                                                                 36,565
--------------------------------------------------------------------------------------------------------
WASHINGTON                                              0.60%
 Port of Seattle Washington Sub-Lien Revenue Bonds
   Series 1997, 2.70%, 9/01/22                                                       5,500        5,500
--------------------------------------------------------------------------------------------------------

CASH RESOURCE TRUST
TAX-EXEMPT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS  (CONTINUED)
JANUARY 31, 1999 (UNAUDITED)
(IN THOUSANDS)


                                                                                   Principal      Value
                                                         Percent of Net Assets      Amount       (Note 2)
--------------------------------------------------------------------------------------------------------
VARIABLE RATE TAX-EXEMPT
 DEMAND SECURITIES (b) (CONTINUED)
WEST VIRGINIA                                             0.59%
 West Virginia State Hospital Finance Authority
   Revenue (VHA Mid-Atlantic) Series G, 2.85%,
   12/01/25                                                                       $  5,400     $  5,400
--------------------------------------------------------------------------------------------------------
WYOMING                                                   0.92%
 Lincoln County Industrial Facilities PCRB Financial
   Authority Revenue (Barre National, Inc. Project),
   2.80%, 8/01/09                                                                    4,500        4,500
 Sweetwater County PCRB (Pacific Corporation
   Project) Series A, 2.65%, 7/01/15                                                 4,000        4,000
--------------------------------------------------------------------------------------------------------
                                                                                                  8,500
--------------------------------------------------------------------------------------------------------
TOTAL VARIABLE RATE TAX-EXEMPT DEMAND SECURITIES                                                434,181
--------------------------------------------------------------------------------------------------------
OTHER TAX-EXEMPT SECURITIES                              50.97%
ALABAMA                                                   0.54%
 Port City Medical Clinic Board (Infirmary Health
   Systems), 2.90%, 6/10/99                                                          5,000        5,000
--------------------------------------------------------------------------------------------------------
ARKANSAS                                                  0.35%
 Arkansas State Development Finance Authority
   (Single Family Mortgage Revenue) Series D-B,
   4.05%, 3/01/99                                                                    3,225        3,225
--------------------------------------------------------------------------------------------------------
CALIFORNIA                                                0.33%
 Kern County Board of Education TRANS
   Series 1998-1999, 4.25%, 6/30/99                                                  3,000        3,008
--------------------------------------------------------------------------------------------------------

CASH RESOURCE TRUST
TAX-EXEMPT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS  (CONTINUED)
JANUARY 31, 1999 (UNAUDITED)
(IN THOUSANDS)


                                                                                  Principal      Value
                                                        Percent of Net Assets      Amount       (Note 2)
--------------------------------------------------------------------------------------------------------
OTHER TAX-EXEMPT SECURITIES (CONTINUED)
FLORIDA                                                1.59%
 Hillsborough County School Board, 5.00%,
    10/01/99                                                                     $  4,000     $  4,056
 Jacksonville Electric Authority Series 16, 4.00%,
    10/01/99                                                                        1,000        1,004
 Orange County Health Facility Revenue Series 1985,
   3.05%, 3/16/99                                                                   6,300        6,300
 Pinellas County Educational Facilities Authority
   Revenue Bonds, 3.00%, 3/18/99                                                    3,300        3,300
--------------------------------------------------------------------------------------------------------
                                                                                                14,660
--------------------------------------------------------------------------------------------------------
GEORGIA                                                0.54%
 Burke County PCRB (Oglethorpe Power
   Corporation) Series 1998 A, 2.95%, 2/24/99                                       5,000        5,000
--------------------------------------------------------------------------------------------------------
HAWAII                                                 0.55%
 Hawaii State GO Series BU, 5.70%, 11/01/99                                         5,000        5,098
--------------------------------------------------------------------------------------------------------
IDAHO                                                  1.13%
 State of Idaho TANS Series 1998, 4.50%, 6/30/99                                   10,400       10,438
--------------------------------------------------------------------------------------------------------
ILLINOIS                                               5.39%
 Chicago Park District (Tax Anticipation Warrants)
   Series 1998, 4.30%, 9/17/99                                                      2,500        2,511
 City of Chicago GO Series 1997, 3.05%,
   11/04/99 (f)                                                                    15,000       15,000
 City of Chicago GO Tender Notes Series 1998,
   3.55%, 2/04/99 (f)                                                              18,000       18,000
 Illinois HFA (Rush Presbyterian) Series 1989 A,
   3.05%, 3/10/99 (f)                                                               7,200        7,200
 Illinois HFA (Rush Presbyterian) Series D, 3.05%,
   2/12/99                                                                          2,100        2,100

CASH RESOURCE TRUST
TAX-EXEMPT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS  (CONTINUED)
JANUARY 31, 1999 (UNAUDITED)
(IN THOUSANDS)


                                                                                    Principal      Value
                                                          Percent of Net Assets      Amount       (Note 2)
--------------------------------------------------------------------------------------------------------
OTHER TAX-EXEMPT SECURITIES (CONTINUED)
ILLINOIS (CONTINUED)
 Illinois HFA (Alexian Brothers Medical Center)
   Series 1985 D, 2.90%, 3/10/99                                                   $  4,835     $  4,835
--------------------------------------------------------------------------------------------------------
                                                                                                  49,646
--------------------------------------------------------------------------------------------------------
INDIANA                                                  1.25%
 Jasper County PCRB Series 1988 D, 3.15%,
   3/09/99 (f)                                                                        5,000        5,000
 Jasper County PCRB (Northern Indiana Public
   Services) Series A, 2.95%, 3/24/99 (f)                                             5,000        5,000
 Purdue University Revenue Series N, 3.75%, 7/01/99                                   1,500        1,505
--------------------------------------------------------------------------------------------------------
                                                                                                  11,505
--------------------------------------------------------------------------------------------------------
KANSAS                                                   0.40%
 Wyandotte County Government Refunding,
   3.80%, 9/01/99                                                                     3,705        3,718
--------------------------------------------------------------------------------------------------------
KENTUCKY                                                 1.09%
 Kentucky Asset Liability Commission Series 1998 A,
   4.50%, 6/25/99                                                                    10,000       10,035
--------------------------------------------------------------------------------------------------------
LOUISIANA                                                0.86%
 Parish of West Baton Rouge Industrial District No. 3
   (Dow Chemical) Series 1987, 3.00%, 3/11/99 (f)                                     7,950        7,950
--------------------------------------------------------------------------------------------------------
MAINE                                                    0.19%
 State of Maine GO, 4.60%, 7/01/99                                                    1,750        1,757
--------------------------------------------------------------------------------------------------------
MARYLAND                                                 1.90%
 Anne Arundel County GO BANS TECP Series A,
   2.85%, 5/14/99                                                                    10,000       10,000

CASH RESOURCE TRUST
TAX-EXEMPT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS  (CONTINUED)
JANUARY 31, 1999 (UNAUDITED)
(IN THOUSANDS)


                                                                               Principal      Value
                                                     Percent of Net Assets      Amount       (Note 2)
-------------------------------------------------------------------------------------------------------
OTHER TAX-EXEMPT SECURITIES (CONTINUED)
MARYLAND (CONTINUED)
 Baltimore County PCRB (G & E), 2.90%, 8/18/99                                $  3,000     $  3,000
 Baltimore County PCRB (BG & E) Series 1985,
   2.90%, 8/11/99                                                                3,500        3,500
 Montgomery County Commercial Papaer BANS
   Series 1995, 3.20%, 3/12/99                                                   1,000        1,000
-------------------------------------------------------------------------------------------------------
                                                                                             17,500
-------------------------------------------------------------------------------------------------------
MASSACHUSSETTS                                      1.63%
 Sudbury BANS, 4.00%, 8/11/99                                                   15,000       15,030
-------------------------------------------------------------------------------------------------------
MINNESOTA                                           0.86%
 Minnesota State GO, 6.00%, 8/01/99                                              4,815        4,885
 Minnesota State Refunding, 5.00%, 8/01/99                                       3,000        3,031
-------------------------------------------------------------------------------------------------------
                                                                                              7,916
-------------------------------------------------------------------------------------------------------
MISSISSIPPI                                         0.36%
 Jackson County (Chevron) Series 1994, 3.55%,
   2/01/99 (f)                                                                   3,300        3,300
-------------------------------------------------------------------------------------------------------
NEBRASKA                                            0.20%
 Omaha Refunding, 4.20%, 12/15/99                                                1,795        1,813
-------------------------------------------------------------------------------------------------------
NEW HAMPSHIRE                                       0.54%
 New Hampshire TECP Series 1998, 3.10%, 2/09/99                                  5,000        5,000
-------------------------------------------------------------------------------------------------------
NEW ORLEANS                                         0.24%
 New Orleans GO Refunding Series 1998, 4.00%,
   12/01/99                                                                      2,155        2,171
-------------------------------------------------------------------------------------------------------

CASH RESOURCE TRUST
TAX-EXEMPT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS  (CONTINUED)
JANUARY 31, 1999 (UNAUDITED)
(IN THOUSANDS)


                                                                                Principal      Value
                                                      Percent of Net Assets      Amount       (Note 2)
-------------------------------------------------------------------------------------------------------
OTHER TAX-EXEMPT SECURITIES (CONTINUED)
NEW YORK                                             0.65%
 New York City Water Finance Authority Series
   1995 B, 3.50%, 2/16/99                                                      $  5,000     $  5,000
 New York State Dorm Authority Series 1996,
   2.95%, 6/10/99                                                                 1,000        1,000
-------------------------------------------------------------------------------------------------------
                                                                                               6,000
-------------------------------------------------------------------------------------------------------
NORTH CAROLINA                                       4.40%
 Charlotte Water & Sewer Refunding, 6.75%,
   6/01/99                                                                        1,000        1,018
 Charlotte Water & Sewer Refunding, 5.00%,
   2/01/00                                                                        5,895        6,011
 North Carolina Municipal Power Agency Revenue,
   2.85%, 4/07/99                                                                 9,500        9,500
 North Carolina Municipal Power Agency Revenue,
   2.95%, 2/09/99 (f)                                                            10,000       10,000
 Wake County Industrial Facilities (P & L) Series
   1990 A, 3.00%, 2/12/99                                                         9,000        9,000
 Wake County Industrial Facilities Series 1990 A,
   3.00%, 2/23/99                                                                 5,000        5,000
-------------------------------------------------------------------------------------------------------
                                                                                              40,529
-------------------------------------------------------------------------------------------------------
OHIO                                                 1.06%
 Ohio State Infrastructure Improvement Series A,
   4.25%, 8/01/99                                                                 1,500        1,505
 State of Ohio Higher Education Facilities Series
   1998 B, 4.50%, 6/01/99                                                         8,200        8,225
-------------------------------------------------------------------------------------------------------
                                                                                               9,730
-------------------------------------------------------------------------------------------------------

CASH RESOURCE TRUST
TAX-EXEMPT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS  (CONTINUED)
JANUARY 31, 1999 (UNAUDITED)
(IN THOUSANDS)


                                                                            Principal      Value
                                                  Percent of Net Assets      Amount       (Note 2)
 ----------------------------------------------------------------------------------------------------
OTHER TAX-EXEMPT SECURITIES (CONTINUED)
OKLAHOMA                                         1.63%
 Oklahoma City Industrial & Cultural Facility
   Series 1998 B, 3.55%, 2/10/99 (f)                                       $ 15,000     $ 15,000
-----------------------------------------------------------------------------------------------------
PENNSYLVANIA                                     1.09%
 City of Philadelphia Gas Works Revenue Notes
   Series C, 3.10%, 3/05/99                                                  10,000       10,000
-----------------------------------------------------------------------------------------------------
SOUTH CAROLINA                                   1.93%
 York County PCRB (Duke Power) Series 1990,
   2.85%, 6/08/99                                                             3,700        3,700
 York County PCRB (North Carolina Electric
   Project), 3.30%, 3/15/99 (f)                                              14,045       14,045
-----------------------------------------------------------------------------------------------------
                                                                                          17,745
-----------------------------------------------------------------------------------------------------
TENNESSEE                                        2.20%
 Tennessee State School Board Series 1997A,
   2.85%, 3/09/99                                                             7,200        7,200
 Tennessee State School Board Series 1997A,
   3.10%, 3/16/99                                                             5,500        5,500
 Shelby County Series 1998 A, 2.90%, 4/06/99                                  5,000        5,000
 Shelby County Series 1998, 2.95%, 6/03/99                                    2,500        2,500
-----------------------------------------------------------------------------------------------------
                                                                                          20,200
-----------------------------------------------------------------------------------------------------
TEXAS                                            6.67%
 Austin Texas TECP Series A, 3.15% - 3.55%,
   2/04/99 - 2/17/99                                                         24,600       24,600
 Houston Texas TECP Series B, 3.00%, 4/01/99                                  7,000        7,000
 Lower Neches Valley Authority (Chevron USA
   Project), 3.45%, 2/17/99 (f)                                               4,700        4,700

CASH RESOURCE TRUST
TAX-EXEMPT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS  (CONTINUED)
JANUARY 31, 1999 (UNAUDITED)
(IN THOUSANDS)


                                                                               Principal      Value
                                                     Percent of Net Assets      Amount       (Note 2)
-------------------------------------------------------------------------------------------------------
OTHER TAX-EXEMPT SECURITIES (CONTINUED)
TEXAS (CONTINUED)
 San Antonio Electric & Gas Systems TECP Series A,
   3.55%, 2/08/99                                                             $ 10,000     $ 10,000
 Texas Public Finance Authority Series B, 2.95%,
   6/09/99                                                                       5,000        5,000
 Texas TRANS Series A, 4.50%, 8/31/99                                           10,000       10,087
-------------------------------------------------------------------------------------------------------
                                                                                             61,387
-------------------------------------------------------------------------------------------------------
UTAH                                                2.66%
 Davis County School District, 4.00%, 6/30/99                                   15,000       15,022
 Intermountain Power Agency Commercial Paper
   Series B, 3.05%, 3/04/99                                                      2,000        2,000
 Intermountain Power Agency Series 1997 B,
   2.95%, 6/10/99                                                                1,000        1,000
 Utah County Environmental Pollution Control
   (USX Corporation Refunding Project), 3.00%,
   6/01/99 (f)                                                                   1,500        1,500
 State of Utah GO Series 1998 B, 3.05%, 3/10/99                                  5,000        5,000
-------------------------------------------------------------------------------------------------------
                                                                                             24,522
-------------------------------------------------------------------------------------------------------
VERMONT                                             0.49%
 Vermont EDA TECP Series B, 3.10%, 3/10/99                                       4,490        4,490
-------------------------------------------------------------------------------------------------------
VIRGINIA                                            3.72%
 Henrico County Refunding (Public Improvement),
   4.50%, 1/15/00                                                                3,000        3,041
 City of Norfolk GO Series 1998, 4.25%, 7/01/99                                  1,715        1,719
 Roanoke Refunding Series B, 5.80%, 8/01/99                                      1,000        1,011
 Fairfax County (Public Improvement) Series A,
   5.00%, 6/01/99                                                                1,000        1,004
 Fairfax County Series A, 4.70%, 6/01/99                                         4,100        4,118

CASH RESOURCE TRUST
TAX-EXEMPT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS  (CONTINUED)
JANUARY 31, 1999 (UNAUDITED)
(IN THOUSANDS)


                                                                              Principal      Value
                                                    Percent of Net Assets      Amount       (Note 2)
-----------------------------------------------------------------------------------------------------
OTHER TAX-EXEMPT SECURITIES (CONTINUED)
VIRGINIA (CONTINUED)
 Richmond Redevelopment & Housing Authority
   Series 1997, 4.00%, 2/25/99 (f)                                           $ 15,650     $ 15,650
 Peninsula Port Authority Series 1987 A, 3.05%,
   3/16/99                                                                      1,200        1,200
 Peninsula Port Authority (CSX Transportation
   Services), 2.95%, 2/09/99                                                    1,500        1,500
 York County IDA PCRB (VEPCO), 3.45%,
   2/24/99 (f)                                                                  5,000        5,000
-----------------------------------------------------------------------------------------------------
                                                                                            34,243
-----------------------------------------------------------------------------------------------------
WASHINGTON                                         0.14%
 Washington State Refunding Series 1992 A,
   6.00%, 9/01/99                                                               1,250        1,267
-----------------------------------------------------------------------------------------------------
WEST VIRGINIA                                      3.81%
 West Virginia HDA Interim Financing Notes
   (Private Placement), 3.25%, 2/26/99 (d)                                      4,030        4,030
 West Virginia HDA Interim Financing Notes
   (Private Placement), 3.30%, 2/26/99 (d)                                     15,355       15,355
 West Virginia HDA Interim Financing Notes
   (Private Placement), 3.25%, 3/01/99 (d)                                     10,615       10,615
 West Virginia HDA Interim Financing Notes
   (Private Placement), 3.30%, 2/26/99 (d)                                      4,065        4,065
 West Virginia HDA GO Notes Series 1997 A,
   3.75%, 6/18/99 (f)                                                           1,000        1,000
-----------------------------------------------------------------------------------------------------
                                                                                            35,065
-----------------------------------------------------------------------------------------------------
WISCONSIN                                          0.58%
 State of Wisconsin Clean Water Revenue Series
   1998, 4.00%, 6/01/99                                                         1,800        1,803

CASH RESOURCE TRUST
TAX-EXEMPT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS  (CONTINUED)
JANUARY 31, 1999 (UNAUDITED)
(IN THOUSANDS)


                                                                                Principal      Value
                                                      Percent of Net Assets      Amount       (Note 2)
------------------------------------------------------------------------------------------------------
OTHER TAX-EXEMPT SECURITIES (CONTINUED)
WISCONSIN (CONTINUED)
 Wisconsin GO Commercial Paper Notes, 2.85%,
   3/10/99                                                                      $ 1,475     $  1,475
 Wisconsin State Operating Notes, 4.50%, 6/15/99                                  2,000        2,007
------------------------------------------------------------------------------------------------------
                                                                                               5,285
------------------------------------------------------------------------------------------------------
TOTAL OTHER TAX-EXEMPT SECURITIES                                                            469,233
------------------------------------------------------------------------------------------------------
OTHER                                                  1.71%
 AIM - TFIC Institutional, 2.72%, 2/01/99                                         1,000        1,000
 PNC MuniCash, 2.83%, 2/01/99                                                    14,718       14,718
------------------------------------------------------------------------------------------------------
                                                                                              15,718
------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (COST $919,132) (c)                 99.85%                                 919,132
------------------------------------------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES                          0.15%                                   1,387
------------------------------------------------------------------------------------------------------
NET ASSETS                                           100.00%                                $920,519
------------------------------------------------------------------------------------------------------


SEE NOTES TO PORTFOLIOS OF INVESTMENTS.

CASH RESOURCE TRUST
CALIFORNIA TAX-EXEMPT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
JANUARY 31, 1999 (UNAUDITED)
(IN THOUSANDS)


                                                                                  Principal       Value
                                                        Percent of Net Assets       Amount       (Note 2)
--------------------------------------------------------------------------------------------------------
VARIABLE RATE TAX-EXEMPT
 DEMAND SECURITIES (b)                                  43.92%
 Anaheim C.O.P. 1993 Refunding Project, 2.20%,
   8/01/19                                                                         $ 3,400     $  3,400
 CA HFA Revenue Bond (Adventist Health)
   Series A, 2.25%, 8/01/21                                                          3,500        3,500
 CA HFA Revenue Bond (Health Facilities)
   Series A, 2.35%, 10/01/22                                                         1,500        1,500
 CA PCRB (Contra Costa Waste Service) Series A,
   2.35%, 12/01/10                                                                   1,750        1,750
 CA PCRB (Sanger Project) Series A, 2.30%, 9/01/20                                   3,000        3,000
 CA Transit Finance Authority, 2.55%, 10/01/27                                       4,500        4,500
 Corona MFHB (Country Hills Project) Series B,
   2.30%, 2/01/20                                                                    3,000        3,000
 Fremont MFHB (Creekside Village Apartments)
   Series D, 2.25%, 9/01/07                                                          4,700        4,700
 Irvine Public Facilities Capital Improvement,
   2.25%, 11/01/10                                                                   3,160        3,160
 Los Angeles CA Regional Airport Improvement
   Corporate Lease Revenue Series B, 3.25%,
   12/01/24                                                                          2,800        2,800
 Los Angeles CA Regional Airport Improvement
   Corporate Lease Revenue Series D, 3.25%,
   12/01/24                                                                            500          500
 Los Angeles CA Regional Airport Improvement
   Corporate Lease Revenue Series F, 3.25%,
   12/01/24                                                                            700          700
 Los Angeles CA Regional Airport Improvement
   Corporate Lease Revenue Series 1984 A, 3.25%,
   12/01/24                                                                            400          400
 Los Angeles County Pension Obligation Series C,
   2.20%, 6/30/07                                                                    3,900        3,900
 Puerto Rico Commonwealth Highway &
   Transportation Authority Transportation Revenue
   Series A, 2.35%, 7/01/28                                                          1,800        1,800

CASH RESOURCE TRUST
CALIFORNIA TAX-EXEMPT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS  (CONTINUED)
JANUARY 31, 1999 (UNAUDITED)
(IN THOUSANDS)


                                                                                 Principal      Value
                                                       Percent of Net Assets      Amount       (Note 2)
-------------------------------------------------------------------------------------------------------
VARIABLE RATE TAX-EXEMPT
 DEMAND SECURITIES (b) (CONTINUED)
 Rancho CA Water Distribution Finance Authority
   Series 1998 A, 2.30%, 8/15/29                                                 $ 2,000     $  2,000
 Redlands CA C.O.P. (Sewer Facilities), 2.30%,
   9/01/17                                                                         1,050        1,050
 San Francisco City & County MFHB (Rincon Center
   Project) Series B, 2.40%, 12/01/06                                                960          960
 Southern California Public Power Authority Power
   Project Revenue Bonds Series 1996 C, 2.20%,
   7/01/17                                                                         2,200        2,200
-------------------------------------------------------------------------------------------------------
TOTAL VARIABLE RATE TAX-EXEMPT DEMAND SECURITIES                                               44,820
-------------------------------------------------------------------------------------------------------
OTHER TAX-EXEMPT SECURITIES                            53.29%
 CA PCRB (Pacific Gas & Electric) Series 1996 E,
   3.00%, 2/16/99 (f)                                                              6,500        6,500
 CA PCRB (Pacific Gas & Electric) Series 1996 D,
   2.60%, 2/18/99 (f)                                                              3,000        3,000
 CA State Revenue Anticipation Notes, 4.00%,
   6/30/99                                                                         2,000        2,008
 City of San Diego IDRB (San Diego Gas & Electric)
   Series 1995 A, 3.00%, 3/9/99 (f)                                                2,000        2,000
 Kern County Board of Education, 4.25%, 6/30/99                                    4,000        4,011
 Oakland Unified School District TRANS Series
   1998-1999, 3.25%, 11/09/99                                                      1,000        1,003
 Los Angeles County Metropolitan Transit Authority
   TECP, 3.00%, 2/11/99                                                            2,000        2,000
 Los Angeles County Metropolitan Transit Authority
   TECP Series A, 2.65%, 2/16/99                                                     600          600
 Los Angeles County Metropolitan Transit Authority
   TECP Series A, 2.70%, 5/11/99                                                   1,800        1,800
 Los Angeles TRANS Series A, 4.00%, 6/30/99                                        4,000        4,007
 Los Angeles UFSD TRANS Series A, 4.50%, 7/01/99                                   2,000        2,008
 Los Angeles City Department of Water & Power,
   3.00%, 2/04/99                                                                  1,100        1,100
 Los Angeles City Department of Water & Power,
   2.75%, 2/10/99                                                                  3,000        3,000

CASH RESOURCE TRUST
CALIFORNIA TAX-EXEMPT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS  (CONTINUED)
JANUARY 31, 1999 (UNAUDITED)
(IN THOUSANDS)


                                                                                  Principal      Value
                                                        Percent of Net Assets      Amount       (Note 2)
--------------------------------------------------------------------------------------------------------
OTHER TAX-EXEMPT SECURITIES (CONTINUED)
 Sacramento County Office of Education Series
   1998-1999, 3.50%, 1/21/00                                                      $ 2,000     $  2,011
 Sacramento Municipal Utilities District Series I,
   2.80%, 4/06/99                                                                   3,000        3,000
 San Bernardino County TRANS, 4.50%, 9/30/99                                          600          605
 San Diego CA Unified School District TRANS
   Series A, 4.50%, 10/01/99                                                        1,000        1,011
 San Diego Unified Port Series B, 2.90%, 2/10/99                                    2,000        2,000
 San Diego Unified Port Series B, 2.65%, 2/23/99                                    1,500        1,500
 San Diego California Unified School District,
   4.50%, 9/30/99                                                                   1,200        1,213
 San Francisco Bay Area Transit Series A, 2.60%,
   2/24/99                                                                          1,500        1,500
 San Francisco Bay Area Transit Series A, 2.75%,
   4/06/99                                                                          1,500        1,500
 San Joaquin County Transit Authority, 2.75%,
   8/11/99                                                                          3,000        3,000
 Santa Clara Insurance Funding, 4.50%, 4/01/99 (f)                                  1,000        1,002
 Sonoma County CA TRANS, 4.50%, 2/01/99                                             2,000        2,000
 Turlock CA Irrigation District Revenue Refunding
   Project Series A, 4.25%, 1/01/00                                                   500          505
 West Sacramento Redevelopement Agency Series
   1998, 4.00%, 9/01/99                                                               500          502
--------------------------------------------------------------------------------------------------------
TOTAL OTHER TAX-EXEMPT SECURITIES                                                               54,386
--------------------------------------------------------------------------------------------------------
OTHER                                                    2.17%
 California Money Fund, 2.40%, 2/01/99                                              2,215        2,215
--------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (COST $101,421) (c)                   99.38%                                 101,421
--------------------------------------------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES                            0.62%                                     635
--------------------------------------------------------------------------------------------------------
NET ASSETS                                             100.00%                                $102,056
--------------------------------------------------------------------------------------------------------

SEE NOTES TO PORTFOLIOS OF INVESTMENTS.

CASH RESOURCE TRUST
NEW YORK TAX-EXEMPT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
JANUARY 31, 1999 (UNAUDITED)
(IN THOUSANDS)


                                                                                  Principal      Value
                                                        Percent of Net Assets       Amount      (Note 2)
--------------------------------------------------------------------------------------------------------
VARIABLE RATE TAX-EXEMPT
 DEMAND SECURITIES (b)                                  38.27%
 Babylon NY IDA Series 1989, 3.25%, 12/01/24                                        $1,000     $ 1,000
 Long Island Power Authority NY Sub-Series 6,
   3.20%, 5/01/33                                                                      500         500
 NY City Health & Hospital (Health Systems) Series
   1997 A Bonds 1997, 2.50%, 2/15/26                                                   400         400
 NY City Housing Development MFHB (Columbus
   Apartments) Series A, 2.45%, 3/15/25                                                300         300
 NY City Housing Development (Tribeca Towers)
   Columbus Gardens 1993 A, 2.35%, 2/01/07                                             200         200
 NY City Cultural Resource Revenue Series 1990,
   2.70%, 12/01/10                                                                     200         200
 NY City Municipal Assistance Corporation Series F,
   2.35%, 7/01/08                                                                    1,000       1,000
 NY City Municipal Assistance Corporation Series
   K-2, 2.35%, 7/01/08                                                                 500         500
 NY City Municipal Assistance Corporation Series
   K-3, 2.35%, 7/01/08                                                                 600         600
 NY State Dormitory Authority Metropolitan
   Museum Series A, 2.35%, 7/01/15                                                     290         290
 NY State Energy R & D Authority PCRB Series
   1994 A, 2.35%, 10/01/14                                                             500         500
 NY State Energy R & D Electric Facility Series B,
   2.75%, 11/01/23                                                                     235         235
 NY State Housing Finance Authority Normandie
   C&I Project, 2.35%, 5/15/15                                                         300         300
 NY State (LGAC) Series C, 2.35%, 4/01/25                                              400         400
 NY State Medical Care (Pooled Equipment Loan
   Program II) Series A, 2.45%, 11/01/03                                               600         600
 NY State Medical Care (Pooled Equipment Loan
   Program I) 2.60%, 11/01/15                                                          200         200
 Niagara County NY IDA Solid Waste Disposal
   (American Refueling Company) Series 1996 D,
   2.50%, 11/15/26                                                                     400         400

CASH RESOURCE TRUST
NEW YORK TAX-EXEMPT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS  (CONTINUED)
JANUARY 31, 1999 (UNAUDITED)
(IN THOUSANDS)


                                                                                Principal     Value
                                                      Percent of Net Assets      Amount     (Note 2)
--------------------------------------------------------------------------------------------------------
VARIABLE RATE TAX-EXEMPT
 DEMAND SECURITIES (b) (CONTINUED)
 Niagara Falls Toll Revenue Series A, 2.35%,
   10/01/19                                                                      $  300     $   300
 Onondaga City NY IDRB (Southern Container
   Corporation Project-B), 2.60%, 12/01/07                                          515         515
 Suffolk County Water Authority BANS, 2.45%,
   2/08/01                                                                          300         300
--------------------------------------------------------------------------------------------------------
TOTAL VARIABLE RATE TAX-EXEMPT DEMAND SECURITIES                                              8,740
--------------------------------------------------------------------------------------------------------
OTHER TAX-EXEMPT SECURITIES                           53.05%
 Erie County NY, 5.50%, 6/01/99                                                     500         504
 Half Hollow Hills CSD, 3.90%, 6/25/99                                              400         401
 Long Island Power Authority NY Sub-Series 3,
   2.90%, 6/14/99                                                                   400         400
 Manhasset NY UFSD, 4.50%, 11/15/99                                                 500         506
 Metropolitan Transportation Authority Special
   Obligation Series 1998 B, 2.85%, 5/11/99                                         500         500
 Metropolitan Transportation Authority NY City
   Special Obligation Series B, 2.90%, 5/11/99                                      500         500
 Monroe County NY GO Series 1997 A,
   4.90%, 6/01/99 (e)                                                               300         301
 Nassau County BANS Series X, 5.00%, 11/01/99                                       700         711
 Monroe County NY GO Series 1997, 2.95%,
   3/01/99                                                                          500         500
 Niagara Falls Toll Revenue Series A, 5.60%,
   10/01/99                                                                         200         203
 NY Dormitory Authority (Sloan Kettering Cancer
   Center) Series 1996, 2.95%, 6/10/99                                              300         300
 NY Dormitory Authority (Columbia University),
   4.25%, 7/01/99                                                                   250         251
 NY Dormitory Authority (Sloan Kettering Cancer
   Center) Series 1996, 2.95%, 2/18/99                                              800         800
 NY State Dormitory Authority Series 1989 B,
   2.80%, 4/01/99                                                                   400         400

CASH RESOURCE TRUST
NEW YORK TAX-EXEMPT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS  (CONTINUED)
JANUARY 31, 1999 (UNAUDITED)
(IN THOUSANDS)


                                                                                   Principal     Value
                                                         Percent of Net Assets      Amount     (Note 2)
-------------------------------------------------------------------------------------------------------
OTHER TAX-EXEMPT SECURITIES (CONTINUED)
 NY State Environmental Solid Waste Disposal
   (GE Project) Series 1992 A, 2.85%, 2/03/99                                       $  500     $   500
 NY State Environmental Solid Waste Disposal
   (GE Project) Series 1992 A, 2.75%, 2/02/99                                          500         500
 NY State Environmental Quality Series 1997 A,
   2.75%, 4/06/99                                                                      500         500
 NY State Thruway Authority Series A, 4.40%,
   3/01/99                                                                             900         900
 NY City GO TECP Series J, J-2, 3.00%, 3/08/99                                         300         300
 NY State Power Authority TECP Series H-3,
   3.10%, 2/09/99                                                                      400         400
 NY State Power Authority TECP Series 2, 3.05%,
   3/01/99                                                                             500         500
 NY State BANS TECP Series U, 2.85%, 3/04/99                                           500         500
 Sachem CSD (Holbrook) Series 1997-98 TANS,
   3.80%, 6/25/99                                                                      300         300
 South Huntington NY UFSD, 3.90%, 6/30/99                                              500         501
 Westchester County Health Series I, 2.85%, 4/07/99                                    500         500
 Suffolk County NY (Water Authority BANS),
   4.80%, 6/01/99                                                                      200         201
 Suffolk County NY (Water Authority) Series B,
   5.10%, 6/01/99                                                                      235         236
-------------------------------------------------------------------------------------------------------
TOTAL OTHER TAX-EXEMPT SECURITIES                                                               12,115
-------------------------------------------------------------------------------------------------------
OTHER                                                     8.29%
 PNC NYCash, 2.52%, 2/01/99                                                          1,892       1,892
-------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (COST $22,747) (c)                     99.61%                                 22,747
-------------------------------------------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES                             0.39%                                     90
-------------------------------------------------------------------------------------------------------
NET ASSETS                                              100.00%                                $22,837
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

CASH RESOURCE TRUST
NOTES TO PORTFOLIOS OF INVESTMENTS
JANUARY 31, 1999 (UNAUDITED)
(IN THOUSANDS)
--------------------------------------------------------------------------------

Interest rates disclosed represent annualized yield to date of maturity, except for floating rate securities described in (b).
(a) These are securities that may be resold to qualified institutional buyers under Rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.
(b) Floating Rate Securities - The rates shown are the effective rates at January 31, 1999.
(c) For each security, cost (for financial reporting and federal income tax purposes) and carrying value are the same.
(d) These securities are deemed illiquid because they can not be resold within seven business days from January 31, 1999.
(e) These securities are traded at a discount. The rates shown represent the discount received at the time of purchase by the Fund.
(f) These bonds have put features which provide the right to sell the bond at specific tender dates prior to final maturity. The put features shorten the effective maturity to the next tender date.


INVESTMENT ABBREVIATIONS
BANS - Bond Anticipation Note
C.O.P. - Certificate Of Participation
CA - California
CSD - Consolidated School District
DFA - Development Finance Authority
EDA - Environmental Development Authority
GDB - Government Development Bank
GO - General Obligation
HDA - Housing Development Authority
HFA - Housing Finance Authority
IDA - Industrial Development Authority
IDB - Industrial Development Bond
IDRB - Industrial Development Revenue Bond
LGAC - Local Government Assistance Corporation
MFHB - Multi-Family Housing Bond
NY - New York
PCRB - Pollution Control Revenue Bond
PFA - Public Finance Authority
PSA - Public School Authority
R&D - Research and Development
TANS - Tax Anticipation Notes
TECP - Tax-Exempt Commercial Paper
TRANS - Tax and Revenue Anticipation Notes
UFSD - Unified Free School District
VEPCO - Virginia Electric Power Company
VHA - Veteran Housing Authority



SEE NOTES TO FINANCIAL STATEMENTS.

CASH RESOURCE TRUST
STATEMENTS OF ASSETS AND LIABILITIES
JANUARY 31, 1999 (UNAUDITED)
(IN THOUSANDS)


                                                                                             California      New York
                                                                 U.S.            Tax-           Tax-           Tax-
                                                              Government        Exempt         Exempt         Exempt
                                                Money            Money           Money          Money         Money
                                               Market           Market          Market         Market         Market
                                                Fund             Fund            Fund           Fund           Fund
-----------------------------------------------------------------------------------------------------------------------
ASSETS
 Investments, at amortized cost (Note 2)
   Investment securities                    $  4,093,328     $  3,269,051     $  919,132     $  101,421     $  22,747
   Repurchase agreements                         558,385          388,440              -              -             -
-----------------------------------------------------------------------------------------------------------------------
    Total investments                          4,651,713        3,657,491        919,132        101,421        22,747
-----------------------------------------------------------------------------------------------------------------------
 Cash                                                  -                -              8              -             -
 Dividends and interest receivables               30,778           15,002          6,501            731           115
 Organizational costs, net (Note 2)                    -                -              -              6             2
 Other                                                89                -              -              -             -
-----------------------------------------------------------------------------------------------------------------------
    Total assets                               4,682,580        3,672,493        925,641        102,158        22,864
-----------------------------------------------------------------------------------------------------------------------
LIABILITIES
 Payables
   Investments purchased                               -                -          4,122              -             -
   Dividends                                       8,959            6,920            973             90            21
 Accrued expenses and other liabilities              828            1,292             27             12             6
-----------------------------------------------------------------------------------------------------------------------
    Total liabilities                              9,787            8,212          5,122            102            27
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS                                  $  4,672,793     $  3,664,281     $  920,519     $  102,056     $  22,837
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value per Share                   $       1.00     $       1.00     $     1.00     $     1.00     $    1.00
Shares Outstanding                             4,672,823        3,664,281        920,521        102,056        22,837
-----------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

CASH RESOURCE TRUST
STATEMENTS OF OPERATIONS
SIX MONTHS ENDED JANUARY 31, 1999 (UNAUDITED)
(IN THOUSANDS)


                                                                                   California   New York
                                                             U.S.         Tax-        Tax-        Tax-
                                                          Government     Exempt      Exempt      Exempt
                                                Money        Money       Money        Money      Money
                                               Market       Market       Market      Market      Market
                                                Fund         Fund         Fund        Fund        Fund
-------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
 Interest                                    $ 116,044     $ 95,159    $ 14,812      $ 1,504     $ 324
-------------------------------------------------------------------------------------------------------
EXPENSES
 Distribution fee (Note 3)                       8,082        6,878       1,458          166        51
 Transfer agent fee (Note 3)                     3,796        2,655         286           41         7
 Management fee (Note 3)                         3,669        3,194         934          111        22
 Registration expenses                           1,131          828         208           28         5
 Custodian and accounting fees (Note 3)            533          394         125           17         4
 Administrative service fees (Note 3)              460          393          96           10         2
 Shareholder reports and postage expenses          299          210          43            6         1
 Legal fees                                         85           62          16            2         1
 Audit fees                                         82           60          15            2         -
 Directors' fees and expenses                       61           45          11            1         -
 Organizational expenses                            11           46           1            1         -
 Miscellaneous                                      81           77          31            2         -
-------------------------------------------------------------------------------------------------------
  Total expenses                                18,290       14,842       3,224          387        93
-------------------------------------------------------------------------------------------------------
Deduct
 Waiver of distribution fee                          -            -           -            -        12
-------------------------------------------------------------------------------------------------------
Net expenses                                    18,290       14,842       3,224          387        81
-------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                           97,754       80,317      11,588        1,117       243
-------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from
 operations                                  $  97,754     $ 80,317    $ 11,588      $ 1,117     $ 243
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

CASH RESOURCE TRUST
STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)


                                                                                                  U.S. Government
                                                           Money Market Fund                     Money Market Fund
                                                   ----------------------------------   -----------------------------------
                                                      Six Months                           Six Months
                                                        Ended              Year              Ended               Year
                                                       1/31/99             Ended            1/31/99              Ended
                                                     (Unaudited)          7/31/98         (Uuaudited)           7/31/98
-----------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
OPERATIONS
 Net investment income                              $     97,754      $     158,382      $     80,317       $    149,126
---------------------------------------------------------------------------------------------------------------------------
   Increase in net assets resulting from
    operations                                            97,754            158,382            80,317            149,126
---------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
 Net investment income                                   (97,754)          (158,382)          (80,317)          (149,126)
 Net realized gain on investments                              -                  -                 -                 (7)
---------------------------------------------------------------------------------------------------------------------------
   Net decrease from distributions                       (97,754)          (158,382)          (80,317)          (149,133)
---------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (AT $1.00 PER SHARE)
 Proceeds from sale of shares                          9,707,272         16,482,466         9,109,467         13,879,934
 Reinvested distributions                                112,429            156,446            93,977            148,626
 Shares redeemed                                      (8,964,613)       (15,762,812)       (8,701,540)       (13,784,887)
---------------------------------------------------------------------------------------------------------------------------
   Net change in net assets resulting from
    capital share transactions                           855,088            876,100           501,904            243,673
---------------------------------------------------------------------------------------------------------------------------
Total increase in net assets                             855,088            876,100           501,904            243,666
NET ASSETS
 Beginning of period                                   3,817,705          2,941,605         3,162,377          2,918,711
---------------------------------------------------------------------------------------------------------------------------
 End of period                                      $  4,672,793      $   3,817,705      $  3,664,281       $  3,162,377
---------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

CASH RESOURCE TRUST
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
(IN THOUSANDS)


                                          Tax Exempt               California Tax-Exempt       New York Tax-Exempt
                                       Money Market Fund             Money Market Fund          Money Market Fund
                                ------------------------------- --------------------------- --------------------------
                                   Six Months                     Six Months                  Six Months
                                     Ended            Year          Ended          Year         Ended         Year
                                    1/31/99          Ended         1/31/99        Ended        1/31/99        Ended
                                  (Unaudited)       7/31/98      (Unaudited)     7/31/98     (Unaudited)     7/31/98
------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
OPERATIONS
 Net investment income           $     11,588    $     22,931    $    1,117    $    2,611     $     243    $     344
-----------------------------------------------------------------------------------------------------------------------
   Increase in net assets
    resulting from operations          11,588          22,931         1,117         2,611           243          344
-----------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
 Net investment income                (11,588)        (22,931)       (1,117)       (2,611)         (243)        (344)
 Net realized gain on
   investments                              -               -             -             -             -            -
-----------------------------------------------------------------------------------------------------------------------
   Net decrease from
    distributions                     (11,588)        (22,931)       (1,117)       (2,611)         (243)        (344)
-----------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
 (AT $1.00 PER SHARE)
 Proceeds from sale of shares       1,992,486       3,375,194       204,668       412,868        45,863       68,863
 Reinvested distributions              13,431          22,879         1,300         2,616           279          340
 Shares redeemed                   (1,900,455)     (3,326,630)     (199,610)     (409,218)      (38,595)     (65,984)
-----------------------------------------------------------------------------------------------------------------------
   Net change in net assets
    resulting from capital
    share transactions                105,462          71,443         6,358         6,266         7,547        3,219
-----------------------------------------------------------------------------------------------------------------------
Total increase in net assets          105,462          71,443         6,358         6,266         7,547        3,219
NET ASSETS
 Beginning of period                  815,057         743,614        95,698        89,432        15,290       12,071
-----------------------------------------------------------------------------------------------------------------------
 End of period                   $    920,519    $    815,057    $  102,056    $   95,698     $  22,837    $  15,290
-----------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

CASH RESOURCE TRUST
FINANCIAL HIGHLIGHTS



                                             Money Market Fund
                                  --------------------------------------
                                            Six
                                           Months
                                           Ended                Year
                                          1/31/99               Ended
                                        (Unaudited)            7/31/98
--------------------------------------------------------- --------------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
 PERIOD                                $    1.000            $    1.000
-----------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS
 Net investment income                      0.023                 0.048
DISTRIBUTIONS
 Net investment income                     (0.023)               (0.048)
-----------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD         $    1.000            $    1.000
------------------------------------------------------------------------
TOTAL RETURN                                 2.34%(b)              4.95%
------------------------------------------------------------------------
RATIOS / SUPPLEMENTAL DATA
------------------------------------------------------------------------
Net assets, end of period
 (in thousands)                        $4,672,793            $3,817,705
Ratio of expenses to average
 net assets                                  0.86%(a)              0.84%
Ratio of expenses to average net
 assets excluding waivers                    0.86%(a)              0.84%
Ratio of net investment income
 to average net assets                       4.59%(a)              4.84%
------------------------------------------------------------------------



                                                           Money Market Fund
                                  ------------------------------------------------------------------
                                        Year            Year            Year             Period
                                        Ended           Ended          Ended             Ended
                                       7/31/97         7/31/96        7/31/95           7/31/94*
----------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
 PERIOD                                $     1.000    $  1.000        $   1.000      $     1.000
----------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS
 Net investment income                       0.047 **    0.050            0.050 **         0.020
DISTRIBUTIONS
 Net investment income                      (0.047)     (0.050)          (0.050)**        (0.020)
----------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD         $     1.000    $  1.000        $   1.000      $     1.000
----------------------------------------------------------------------------------------------------
TOTAL RETURN                                  4.77%       4.91%            4.97%            1.83%(b)
----------------------------------------------------------------------------------------------------
RATIOS / SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------
Net assets, end of period
 (in thousands)                        $ 2,941,605    $646,500        $ 422,657      $   192,260
Ratio of expenses to average
 net assets                                   0.86%       0.82%            0.82%            0.89%(a)
Ratio of expenses to average net
 assets excluding waivers                     0.86%       0.82%            0.82%            0.93%(a)
Ratio of net investment income
 to average net assets                        4.67%       4.77%            4.96%            2.96%(a)
----------------------------------------------------------------------------------------------------

(a) Annualized.
(b) Total Return for periods less than one year are not annualized.
 * For the period from December 20, 1993 (commencement of operations) to July 31, 1994.
** Includes net realized capital gains (losses) which were less than $0.0005 per share.


SEE NOTES TO FINANCIAL STATEMENTS.

CASH RESOURCE TRUST
FINANCIAL HIGHLIGHTS (CONTINUED)



                                               U.S. Government
                                              Money Market Fund
                                  ------------------------------------------
                                             Six
                                           Months
                                            Ended                 Year
                                           1/31/99               Ended
                                         (Unaudited)            7/31/98
----------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
 PERIOD                                $     1.000            $    1.000
----------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS
 Net investment income                       0.022                 0.048
DISTRIBUTIONS
 Net investment income                      (0.022)               (0.048)**
----------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD         $     1.000            $    1.000
----------------------------------------------------------------------------
TOTAL RETURN                                  2.26% (b)             4.92%
----------------------------------------------------------------------------
RATIOS / SUPPLEMENTAL DATA
----------------------------------------------------------------------------
Net assets, end of period
 (in thousands)                        $ 3,664,281            $3,162,377
Ratio of expenses to average
 net assets                                   0.82%(a)              0.81%
Ratio of expenses to average net
 assets excluding waivers                     0.82%(a)              0.81%
Ratio of net investment income
 to average net assets                        4.43%(a)              4.80%
----------------------------------------------------------------------------



                                                              U.S. Government
                                                             Money Market Fund
                                  ------------------------------------------------------------------
                                         Year             Year             Year           Period
                                        Ended             Ended            Ended          Ended
                                       7/31/97           7/31/96          7/31/95        7/31/94*
----------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
 PERIOD                                 $     1.000    $    1.000     $     1.000    $     1.000
----------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS
 Net investment income                        0.046 **      0.050           0.050 **       0.020
DISTRIBUTIONS
 Net investment income                       (0.046)**     (0.050)         (0.050)        (0.020)
----------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD          $     1.000    $    1.000     $     1.000    $     1.000
----------------------------------------------------------------------------------------------------
TOTAL RETURN                                   4.72%         4.74%           4.82%          1.82%(b)
----------------------------------------------------------------------------------------------------
RATIOS / SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------
Net assets, end of period
 (in thousands)                         $ 2,918,711    $1,402,397     $ 1,216,690    $   907,819
Ratio of expenses to average
 net assets                                    0.81%         0.93%           0.88%          0.80%(a)
Ratio of expenses to average net
 assets excluding waivers                      0.81%         0.93%           0.88%          0.83%(a)
Ratio of net investment income
 to average net assets                         4.63%         4.63%           4.75%          2.91%(a)
----------------------------------------------------------------------------------------------------

(a) Annualized.
(b) Total Return for periods less than one year are not annualized.
 * For the period from December 20, 1993 (commencement of operations) to July 31, 1994.
** Includes net realized capital gains (losses) which were less than $0.0005 per share.


SEE NOTES TO FINANCIAL STATEMENTS.

CASH RESOURCE TRUST
FINANCIAL HIGHLIGHTS (CONTINUED)



                                                               Tax-Exempt
                                                            Money Market Fund
                                           ---------------------------------------------------
                                                    Six
                                                   Months
                                                   Ended              Year           Year
                                                  1/31/99             Ended          Ended
                                                (Unaudited)          7/31/98        7/31/97
-----------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD           $     1.000          $  1.000       $  1.000
----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                               0.013             0.029          0.029
DISTRIBUTIONS
 Net investment income                              (0.013)           (0.029)        (0.029)
----------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                 $     1.000          $  1.000       $  1.000
----------------------------------------------------------------------------------------------
TOTAL RETURN                                          1.40% (b)         2.96%          2.91%
----------------------------------------------------------------------------------------------
RATIOS / SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)       $   920,519          $815,057      $ 743,614
Ratio of expenses to average net assets               0.73% (a)         0.71%          0.71%
Ratio of expenses to average net assets
 excluding waivers                                    0.73% (a)         0.71%          0.71%
Ratio of net investment income to
 average net assets                                   2.62% (a)         2.91%          2.88%
----------------------------------------------------------------------------------------------



                                                                Tax-Exempt
                                                            Money Market Fund
                                           --------------------------------------------------
                                                Year           Year              Period
                                                Ended          Ended             Ended
                                               7/31/96        7/31/95           7/31/94*
---------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD          $  1.000       $   1.000       $     1.000
---------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                           0.030           0.030 **          0.010
DISTRIBUTIONS
 Net investment income                          (0.030)         (0.030)           (0.010)
---------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                $  1.000       $   1.000       $     1.000
---------------------------------------------------------------------------------------------
TOTAL RETURN                                      2.90%           3.05%             1.16% (b)
---------------------------------------------------------------------------------------------
RATIOS / SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)      $290,891       $ 266,895       $   195,702
Ratio of expenses to average net assets           0.76%           0.72%             0.65% (a)
Ratio of expenses to average net assets
 excluding waivers                                0.76%           0.74%             0.74% (a)
Ratio of net investment income to
 average net assets                               2.85%           3.01%             1.87% (a)
---------------------------------------------------------------------------------------------

(a) Annualized.
(b) Total Return for periods less than one year are not annualized.
 * For the period from December 20, 1993 (commencement of operations) to July 31, 1994.
** Includes net realized capital gains (losses) which were less than $0.0005 per share.


SEE NOTES TO FINANCIAL STATEMENTS.

CASH RESOURCE TRUST
FINANCIAL HIGHLIGHTS (CONTINUED)



                                                     California Tax-Exempt
                                                       Money Market Fund
                                   --------------------------------------------------------
                                            Six
                                           Months
                                           Ended              Year             Period
                                          1/31/99            Ended             Ended
                                        (Unaudited)         7/31/98          7/31/97***
-------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
 PERIOD                                $     1.000         $  1.000        $     1.000
-------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                       0.011            0.027              0.017
DISTRIBUTIONS
 Net investment income                      (0.011)          (0.027)            (0.017)
-------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD         $     1.000         $  1.000        $     1.000
-------------------------------------------------------------------------------------------
TOTAL RETURN                                  1.13% (b)        2.74%              1.76% (b)
-------------------------------------------------------------------------------------------
RATIOS / SUPPLEMENTAL DATA
----------------------------------
Net assets, end of period (in
 thousands)                            $   102,056         $ 95,698        $    89,432
Ratio of expenses to average net
 assets                                       0.77% (a)        0.75%              0.75% (a)
Ratio of expenses to average net
 assets excluding waivers                     0.77% (a)        0.75%              0.75% (a)
Ratio of net investment income to
 average net assets                           2.22% (a)        2.70%              2.70% (a)
-------------------------------------------------------------------------------------------



                                                      New York Tax-Exempt
                                                       Money Market Fund
                                   ---------------------------------------------------------
                                            Six
                                           Months
                                           Ended              Year             Period
                                          1/31/99            Ended             Ended
                                        (Unaudited)         7/31/98          7/31/97***
--------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
 PERIOD                                $     1.000         $  1.000        $     1.000
--------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                       0.012            0.027              0.018
DISTRIBUTIONS
 Net investment income                      (0.012)          (0.027)            (0.018)
--------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD         $     1.000         $  1.000        $     1.000
--------------------------------------------------------------------------------------------
TOTAL RETURN                                  1.28% (b)        2.76%              1.77% (b)
--------------------------------------------------------------------------------------------
RATIOS / SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------
Net assets, end of period (in
 thousands)                            $    22,837         $ 15,290        $    12,071
Ratio of expenses to average net
 assets                                       0.80% (a)        0.80%              0.80% (a)
Ratio of expenses to average net
 assets excluding waivers                     0.92% (a)        0.92%              1.04% (a)
Ratio of net investment income to
 average net assets                           2.39% (a)        2.72%              2.77% (a)
--------------------------------------------------------------------------------------------

(a) Annualized.
(b) Total Return for periods less than one year are not annualized.
*** For the period from December 9, 1996 (commencement of operations) to July
    31, 1997.


SEE NOTES TO FINANCIAL STATEMENTS.

CASH RESOURCE TRUST
NOTES TO FINANCIAL STATEMENTS
JANUARY 31, 1999 (UNAUDITED)

NOTE 1: ORGANIZATION
Cash Resource Trust ("Trust") was organized on June 14, 1993 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust consists of five separate diversified funds (hereinafter each individually referred to as a "Fund" or collectively as the "Funds") at January 31, 1999 as follows:

       Cash Resource Money Market Fund ("Money Market Fund")

       Cash Resource U.S. Government Money Market Fund ("U.S. Government Fund")


       Cash Resource Tax-Exempt Money Market Fund ("Tax-Exempt Fund")

       Cash Resource California Tax-Exempt Money Market Fund ("California Tax-Exempt Fund")

       Cash Resource New York Tax-Exempt Money Market Fund ("New York Tax-Exempt Fund")


The investment objective of the Money Market Fund and the U.S. Government Fund is to seek current income consistent with preservation of capital and maintenance of liquidity. The investment objective of each of the other Funds is to seek current income exempt from federal income tax (and, in the case of the California Tax-Exempt Fund, California personal income tax, or, in the case of the New York Tax-Exempt Fund, New York State and City personal income taxes) consistent with preservation of capital and maintenance of liquidity.


The assets of each Fund of the Trust are segregated and a shareholder's interest is limited to the Fund in which shares are held.


NOTE 2: SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles which require management to make estimates and assumptions that affect amounts reported herein. Although actual results could differ from these estimates, any such differences are expected to be immaterial to the net assets of the Funds.

CASH RESOURCE TRUST
NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

(a) Valuation of Securities


Investments are stated at amortized cost, which approximates market value as permitted by Rule 2a-7 of the Investment Company Act of 1940. In the event that a deviation of 1/2 of 1% or more exists between a Fund's $1.00 per share net asset value, calculated at amortized cost, and the net asset value calculated by reference to market-based values, or if there is any other deviation that the Board of Trustees believes would result in a material dilution to shareholders or purchasers, the Board of Trustees will promptly consider what action, if any, should be initiated.


(b) Repurchase Agreements


It is the policy of the Trust to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book entry system all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Trust to monitor, on a daily basis, the market value of each repurchase agreement's underlying securities to ensure the existence of a proper level of collateral.

The Trust will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are deemed by the Trust's adviser to be creditworthy pursuant to guidelines established by the Board of Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Trust could receive less than the repurchase price on the sale of collateral securities.


(c) Security Transactions and Interest Income


Security transactions for the Funds are accounted for on a trade date basis. Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments.


(d) Expenses


Expenses arising in connection with a Fund are allocated to that Fund. Other Trust expenses are allocated among the Funds in proportion to their relative net assets.

CASH RESOURCE TRUST
NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

(e) Fund Share Valuation and Dividends to Shareholders


Fund shares are sold and redeemed on a continual basis at net asset value. The net asset value per share (NAV) of each Fund is determined daily as of 4:00 p.m. on each day that the New York Stock Exchange is open for trading. Each Fund determines its NAV by dividing the total value of the Fund's investments and other assets, less liabilities, by the number of Fund shares outstanding. Each Fund declares a daily dividend, equal to its net investment income for that day. Dividends for the immediately preceding month will be paid on the fifteenth day of each calendar month. Distributions from net realized capital gains, if any, are paid annually.


(f) Federal Income Taxes


No provision for federal income taxes has been made since it is each Fund's policy to comply with the provisions applicable to regulated investment companies under the Internal Revenue Code and to distribute to its shareholders within the allowable time limit substantially all taxable income and realized capital gains.

At July 31, 1998, Money Market Fund for federal tax purposes, had a capital loss carryforward of approximately $30,000. Pursuant to the Code, such capital loss carryforwards expire in 2006.


(g) Deferred Expenses


Costs incurred by the Trust in connection with its initial share registration and organization costs were deferred by the Funds and are being amortized on a straight-line basis over a five year period.


NOTE 3: INVESTMENT MANAGEMENT AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES



INVESTMENT MANAGEMENT AGREEMENT
Mentor Investment Advisors, LLC ("Mentor Advisors") the Funds' investment advisor provides investment advisory services to each of the Funds. Mentor Advisors is a wholly owned subsidiary of Mentor Investment Group, LLC ("Mentor") which is in turn a partially owned subsidiary of Wheat First Union ("Wheat"). EVEREN Capital Corporation owns 20% of the outstanding interest in Mentor.

CASH RESOURCE TRUST
NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

Each Fund pays management fees to Mentor Advisors monthly at the following annual rates, expressed as a percentage of average daily net assets: 0.22% of the first $500 million of each Fund's average net assets; 0.20% of the next $500 million; 0.175% of the next $1 billion; 0.16% of the next $1 billion; and 0.15% of any amounts over $3 billion.


Mentor Advisors may from time to time voluntarily waive some or all of its investment advisory fee and may terminate any such voluntary waiver at any time at its sole discretion. For the period ended January 31, 1999, Mentor Advisors earned the following advisory fees:


                                 Management
                                     Fee
                                   Earned
--------------------------------------------
Money Market Fund              $ 3,669,070
U.S. Government Fund             3,193,730
Tax-Exempt Fund                    933,916
California Tax-Exempt Fund         110,540
New York Tax-Exempt Fund            22,308
--------------------------------------------

Effective April 1, 1998, Administrative personnel and services are provided by Mentor, under an Administration Agreement, at an annual rate of 0.02% of the average daily net assets of each Fund. For the six months ended January 31, 1999, Mentor earned the following fees:


                                Administrative
                                     Fee
                                    Earned
 ----------------------------------------------
Money Market Fund              $ 459,700
U.S. Government Fund             393,168
Tax-Exempt Fund                   95,947
California Tax-Exempt Fund        10,059
New York Tax-Exempt Fund           2,043
-----------------------------------------------

The Funds provided direct reimbursement to Mentor for certain legal and compliance, investor relation and operations related costs not covered under the Investment Management Agreement. For the six months ended January 31, 1999, the Money Market Fund, U.S. Government Fund, Tax-Exempt Fund, California Tax-Exempt Fund and New York Tax-Exempt Fund paid $122,316, $100,341, $24,395, $2,803 and $596, respectively to Mentor for these direct reimbursements.


DISTRIBUTION AGREEMENT


Under a Distribution Agreement, Mentor Distributors, LLC ("Mentor
Distributors") a wholly-owned subsidiary of BISYS Fund Services, Inc., was appointed Distributor for each Fund. To compensate Mentor

CASH RESOURCE TRUST
NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

Distributors for the services it provides and for the expenses it incurs under the Distribution Agreement, the Funds have adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, under which they pay a distribution fee, which is accrued daily and paid monthly at the annual rate of 0.38% of the Fund's average daily net assets for Money Market Fund, U.S. Government Fund and New York Tax-Exempt Fund and 0.33% of the Fund's average daily net assets for Tax-Exempt Fund and California Tax-Exempt Fund (the Plan provides for payments by the New York Tax-Exempt Fund at a rate of up to 0.50%, the Trustees have currently limited payments by this Fund to 0.38% of the Fund's average daily net assets).


In order to compensate selected financial institutions, such as investment dealers and banks through which shares of each Fund are sold ("Financial Institutions") for services provided in connection with sales of shares of each Fund and/or for administrative services and the maintenance of shareholder accounts, Mentor Distributors may make periodic payments (from any amounts received by it under the Plan or from its other resources) to qualifying Financial Institutions based on the average net asset value of shares of a Fund which are attributable to shareholders for whom the Financial Institutions are designated as the Financial Institution of record. Mentor Distributors may make such payments at the annual rate of up to 0.40% of the average net asset value of such shares (0.38% in the case of New York Tax-Exempt and 0.33% in the case of Tax-Exempt and California Tax-Exempt Funds).


TRANSFER AGENCY AGREEMENT


Under a Transfer Agency Agreement, Investors Fiduciary Trust Company ("IFTC") serves as Transfer Agent and Dividend Disbursing Agent for each Fund. IFTC in turn compensates Wheat and EVEREN (from IFTC's own assets) for related services provided by Wheat and EVEREN directly to their clients. For the six months ended January 31, 1999, Wheat and EVEREN earned the following fees:

CASH RESOURCE TRUST
NOTES TO FINANCIAL STATEMENTS
(CONTINUED)


                             EVEREN           Wheat
----------------------------------------------------
Money Market Fund        $ 1,567,726      $ 738,403
U.S. Government Fund         486,347      1,335,698
Tax-Exempt Fund               73,004         82,817
California Tax-Exempt
   Fund                       20,758            964
New York Tax-Exempt
   Fund                            -          1,139
----------------------------------------------------

NOTE 4: CONCENTRATION OF CREDIT RISK


California Tax-Exempt Fund and New York Tax-Exempt Fund invest in obligations issued by the States of California and New York and by their political subdivisions and duly constituted authorities. The issuers' abilities to meet their obligations may be affected by economic and political developments in the States of California and New York. Certain debt obligations held by each of the Funds in the Trust are entitled to the benefits of insurance, standby letters of credit or other guarantees of banks or other financial institutions.

NOTE 5: YEAR 2000 (UNAUDITED)


The Funds receive services from a number of providers which rely on the effective functioning of their respective systems and the systems of others to perform those services. It is generally recognized that certain systems in use today may not be able to perform their intended functions effectively after 1999 because of the inability of computer software to distinguish the year 2000 from the year 1900. Mentor Advisors is taking steps that it believes are reasonably designed to address this potential year 2000 problem and to obtain satisfactory assurances that comparable steps are being taken by the Funds' other major service providers. There can be no assurance, however, that these steps will be sufficient to avoid any adverse impact on the Funds from this problem.

CASH RESOURCE TRUST

SHAREHOLDER INFORMATION


TRUSTEES

Daniel J. Ludeman, TRUSTEE & CHAIRMAN
Arch T. Allen, III, TRUSTEE
Jerry R. Barrentine, TRUSTEE
Arnold H. Dreyfuss, TRUSTEE
Weston E. Edwards, TRUSTEE
Thomas F. Keller, TRUSTEE
Louis W. Moelchert, Jr., TRUSTEE
J. Garnett Nelson, TRUSTEE
Troy A. Peery, Jr., TRUSTEE
Peter J. Quinn, Jr., TRUSTEE


OFFICERS

Paul F. Costello, PRESIDENT
      Managing Director
      Mentor Investment Group, LLC


Terry L. Perkins, TREASURER & SECRETARY
      Senior Vice President
      Mentor Investment Group, LLC


Michael A. Wade, ASSISTANT TREASURER
      Vice President
      Mentor Investment Group, LLC



This report is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus, which contains facts concerning the objective, policies, management fees, and expenses of the Trust and further information.

  Bulk Rate
U.S. Postage
    PAID
   Mentor





CASH RESOURCE TRUST
901 East Byrd Street
Richmond, VA 23219
(800) 869-6042




                               Cash Resource Trust
                      -------------------------------------
                               SEMI-ANNUAL REPORT
                      -------------------------------------
                                January 31, 1999







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